Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
10. Debt
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.
Debt consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
2025 Notes	$67,500	$160,000
2026 Notes	115,000	—
Seller notes	—	18,680
Provider Relief and EIDL Funds	—	123
Other debt facilities (various maturities and interest rates)	—	3,847

Total debt	182,500	182,650
Less: unamortized original issue and debt discount	(36,538)	(62,140)

Total debt, net of unamortized original issue and debt discount	145,962	120,510
Less: current portion of debt	—	(22,093)

Noncurrent portion of debt	$145,962	$98,417

2026 Unsecured Convertible Notes and Indenture
On January 20, 2021, GigCapital2 entered into convertible note subscription agreements, each dated January 20, 2021 and amended on June 8, 2021, with certain institutional investors, pursuant to which GigCapital2 agreed to issue and sell unsecured convertible notes in a private placement to close immediately prior to the closing of the Business Combinations.
On June 15, 2021, in connection with the closing of the Business Combinations, we entered into an indenture (the “2026 Indenture”) with Wilmington Trust, National Association, a national banking association, (the “Indenture Trustee”) in its capacity as trustee thereunder, in respect of the $160.0 million in aggregate principal amount of unsecured convertible notes due in 2026 (the “2026 Notes”) that were issued to certain institutional investors. The 2026 Notes bear interest at a rate of 6.25% per annum, payable semi-annually, and were convertible following the reverse split of our shares into approximately 1,502,347 shares of common stock at a conversion price of $106.50 in accordance with the terms of the 2026 Indenture, and will mature on June 15,
2026. The total proceeds received from the 2026 Notes were $151.9 million, net of debt issuance costs of $8.1 million. In accounting for the 2026 Notes, we bifurcated and accounted for the conversion option as a derivative measured at fair value on the issuance date in accordance with ASC 815,
Derivatives and Hedging
. The difference between the proceeds allocated to the 2026 Notes at issuance and the fair value of the conversion option was allocated to the host debt contract. As of December 31, 2022 and 2021, the fair value of the derivative was $0.1 million and $8.0 million, respectively, all of which was included in derivative liability, noncurrent, in our consolidated balance sheets.
Total interest expense for the year ended December 31, 2022 was $3.8 million, of which $1.3 million related to contractual interest expense, $2.2 million related to derivative accretion, and $0.3 million related to debt issuance costs amortization. Total interest expense for the year ended December 31, 2021 was $6.0 million, of which $2.5 million related to contractual interest expense, $3.1 million related to derivative accretion, and $0.4 million related to debt issuance costs amortization. Total other income for the years ended December 31, 2022 and 2021 included a $7.5 million and $53.8 million gain on the fair value of the derivative liability, respectively.
On August 12, 2022, concurrently and in connection with the offering of our 2025 senior secured convertible notes and indenture (see below), Oppenheimer & Co. Inc. (“OpCo”) commenced a private offer to repurchase approximately $45.0 million in aggregate principal amount of our 2026 Notes (the “2026 Notes Repurchase”). In connection with the 2026 Notes Repurchase, OpCo entered into a note purchase agreement with each institutional investor pursuant to which OpCo agreed to purchase 2026 Notes from each investor, concurrently with each investor’s purchase of 2025 Notes in the 2025 Notes Offering (see below). At the closing, each investor had the ability to sell $2.0 million in principal amount of 2026 Notes at 100% of par value for each $3.0 million in principal amount of 2025 Notes purchased in the 2025 Notes Offering. Concurrently and in connection with the closing on August 18, 2022, OpCo purchased from each investor the principal amount of the 2026 Notes set forth in each investor’s note purchase agreement, pursuant to and in accordance with the terms thereof. Total other expense for the year ended December 31, 2022 included a loss on extinguishment of debt of $14.6 million attributed to the unexpended accretion and the write-off
of the derivative value on the repurchased 2026 Notes. Following the reverse split of shares, the remaining 2026 Notes are convertible into approximately 1,079,812 shares of common stock at a conversion price of $106.50 in accordance with the terms of the Indenture.
2025 Senior Secured Convertible Notes and Indenture
On August 18, 2022, we entered into an indenture (the “2025 Indenture”) with the Indenture Trustee in its capacity as trustee thereunder, in respect of the $67.5 million in aggregate principal amount of a new series of variable rate convertible senior secured notes due December 15, 2025 (the “2025 Notes”) issued to holders of our 2026 Notes in a private placement transaction (“2025 Notes Offering”), raising approximately $22.5 million in gross cash proceeds, net of debt issuance costs of $2.2 million, after paying for a repurchase of $45.0 million of the 2026 Notes, which net proceeds were used in part to fully repay the Seller Notes (see below). The debt issuance costs consisted of cash paid in the amount of $1.5 million and the issuance of 115,000 shares of common stock, following the reverse stock split, with a value of $0.7 million. The 2025 Notes are convertible following the reverse split of our shares into 3,857,142 shares of UpHealth common stock at a conversion price, subject to the occurrence of certain corporate events, of $17.50 per share. The 2025 Notes are senior secured obligations of UpHealth, secured by substantially all of our assets and those of our domestic subsidiaries, and accrue interest at a rate equal to the daily secured overnight financing rate (“SOFR”) plus 9.0% per annum, with a minimum rate of 10.5% per annum, payable quarterly in arrears, for a quarterly rate of 12.21% for our December 15, 2022 interest payment date. The 2025 Notes will mature on December 15, 2025, unless earlier repurchased, redeemed or converted. Holders will have the right to convert their 2025 Notes at any time. Upon the occurrence of certain corporate events, holders of the 2025 Notes can require UpHealth to repurchase for cash all or part of their 2025 Notes in principal amounts of $1,000 or an integral multiple thereof at a repurchase price that will be equal to 105% of the principal amount of the 2025 Notes to be repurchased, plus accrued and unpaid interest thereon, if any. In the event that UpHealth sells assets with net proceeds in excess of $15.0 million, then it will make an offer to all holders of the 2025 Notes to repurchase the 2025 Notes for an aggregate amount of cash equal to 20.0% of the net proceeds of such asset sale, at a repurchase price per 2025 Note equal to 100.0% of the principal amount thereof, plus accrued and unpaid interest, if any. UpHealth may not otherwise seek to redeem the 2025 Notes prior to June 16, 2024. UpHealth will settle conversions solely in shares of its common stock, except for payments of cash in lieu of fractional shares.
Total interest expense for the year ended December 31, 2022 was $2.3 million of which $2.1 million related to contractual interest expense and $0.2 million related to debt issuance costs amortization.
In December 2022, the Indenture Trustee, in its capacity as calculation agent, notified us of the quarterly rate reset of 13.53% for our March 15, 2023 interest payment date. In March 2023, the Indenture Trustee, in its capacity as calculation agent, notified us of the quarterly rate reset of 14.03% for our June 15, 2023 interest payment date.
As of December 31, 2022, we were in compliance with all covenants and restrictions associated with our debt agreements.
Revolving Line of Credit and Term Loan
One of our subsidiaries had a loan and security agreement (the “Loan Agreement”) with a bank that allowed for maximum borrowings of $1.8 million on a revolving line of credit and a $10.8 million term loan. On June 9, 2021, in connection with the GigCapital2 merger, we paid off the revolving line of credit and term loan balance of $1.8 million and $9.1 million, respectively, and terminated the Loan Agreement. There were no unamortized debt issuance costs and thus no gain or loss was recognized on extinguishment.
Glocal Debt Facilities
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.
Glocal’s debt facilities include
INR-denominated
term loans with an aggregate carrying value of $0.7 million (or INR 54.0 million) as of December 31, 2021. These term loans are primarily utilized for financing the construction of hospitals, administrative offices, equipment, and working capital, and are required to be repaid in monthly and quarterly installments with maturity dates extending to March 31, 2025. The loans are secured by mortgages on real property and personal guarantee of two Glocal directors. The loans bear interest rates between 11.15% and 16.25% per annum. During the six months ended June 30, 2022, Glocal repaid $0.1 million of the aggregate carrying value of the term loans. As of December 31, 2021 accrued interest on Glocal’s debt facilities was $23 thousand and is included in accrued expenses in the consolidated balance sheets.
Prior to being acquired, Glocal had been negotiating with its banks to restructure the payment terms of some of the debt facilities above; these negotiations were completed in the fourth quarter of 2021 and Glocal was able to realize a forgiveness of debt of approximately $2.3 million.
Convertible Notes
On March 23, 2021, we issued a $4.1 million principal amount, 15.0% convertible note (the “2021 Note”) of which $0.5 million was to be converted and repaid in UpHealth common stock and the remainder in cash. The 2021 Note bears interest at a fixed rate of 15.0% per year, to begin accruing on June 15, 2021 if not repaid previous to such date. Total proceeds received from the 2021 Note were $3.0 million, net of original issue discount of $1.0 million. Additional debt issuance costs of $0.1 million for a placement fee were accrued, and paid at the closing. The principal and accrued interest of the 2021 Note was due and payable by us to the holder on the earlier of (1) the date that is one business day after the closing of the Business Combinations and we begin public trading, (2) the maturity date, which is nine months from the issuance of the 2021 Note, or (3) November 23, 2021, pursuant to its payment provisions. On June 9, 2021, in connection with the closing of the Business Combinations, we paid the holder of the 2021 Note the sum of $3.6 million and the remaining $0.5 million balance due to the holder was converted and exchanged into 50,000 shares of UpHealth common stock. Original issue discount and debt issuance costs of $0.5 million were written-off
and a $31 thousand gain on extinguishment of debt was recognized and included in other income, net, including interest income, in the condensed consolidated statements of operations.
On January 6, 2021, we issued a $1.5 million principal amount, 5.0% convertible note due January 6, 2026 (the “2026 5% Note”). The 2026 5% Note is unsecured and bears interest at a fixed rate of 5.0% per year and, unless earlier converted, the principal and accrued interest of the 2026 5% Note will be due and payable by us at any time on or after the maturity date at our election or upon demand by the holder. On June 9, 2021, in connection with the closing of the Business Combinations, the 2026 5% Note was converted into 150,367 shares of UpHealth common stock, representing the total outstanding principal balance and unpaid accrued interest of $1.5 million and $30 thousand, respectively. A $0.1 million gain on extinguishment was recognized and included in other income, net, including interest income, in the consolidated statements of operations.
Paycheck Protection Program Loans
In April 2020, three of our subsidiaries obtained a U.S. government subsidy of $0.5 million, $1.0 million, and $1.9 million (representing five loan agreements), respectively, under the Paycheck Protection Program (“PPP”). The PPP is a U.S. government temporary program created with the intent to provide a subsidy to assist businesses in keeping employees employed during the pandemic. The PPP loan may not need to be repaid if certain requirements are met. Under the Coronavirus Aid, Relief and Economic Security (“CARES Act”), as modified, any amounts not forgiven will be required to be repaid over a term having a minimum of five years and a maximum maturity of 10 years from the date on which the borrower applies for forgiveness. The loans carry a 1.0% interest rate.
One of our subsidiaries applied for forgiveness of its $0.5 million PPP loan during 2020 and it was forgiven in full and the subsidiary legally released from repaying the loan by the SBA in June 2021. The forgiveness was recognized as a measurement period adjustment to goodwill during the three months ended June 30, 2021.
One of our subsidiaries submitted a request for forgiveness of its $1.0 million PPP loans during 2021 and it was forgiven in full and the subsidiary legally released from repaying the loan by the SBA in August 2021. The forgiveness was recognized as a measurement period adjustment to goodwill during the three months ended September 30, 2021.
One of our subsidiaries applied for forgiveness of its $1.9 million PPP loans during 2020, of which three of the loans, totaling $0.7 million, were forgiven in full by the SBA and the subsidiary was legally released from repaying the loans. In February 2021 and March 2021, the remainder of the PPP loans totaling $0.9 million and $0.3 million, respectively, were forgiven by the SBA and the subsidiary was legally released from repaying the loans. We recorded this as a measurement period adjustment to goodwill during the three months ended March 31, 2021.
Provider Relief Funds
Provider Relief Funds (“PRF”) were made available by the U.S. Department of Health and Human Services (“HHS”) as part of a $100 billion appropriation as part of the CARES Act’s Provider Relief Fund. In April and July 2020, one of our subsidiaries received PRF proceeds aggregating $0.2 million, and in January 2021, another subsidiary received PRF proceeds aggregating $0.5 million. The PRF amounts received will not require repayment as long as the subsidiaries comply with certain terms and conditions outlined by HHS. The terms and conditions first require the subsidiaries to identify health care-related expenses attributed to
COVID-19
that another source has not reimbursed or is obligated to reimburse. If those expenses do not exceed the funding received, the subsidiaries then apply the funds to patient care lost revenue. On January 15, 2021 HHS released a Post-Payment Notice of Reporting Requirements Notice that provides healthcare providers three options to calculate patient care lost revenue.
During the three months ended March 31, 2022, one subsidiary had used $0.1 million of the PRF funds and returned the remaining $0.1 million to HHS and the other subsidiary had used all $0.5 million of the PRF funds under the terms and conditions and restrictions for the CARES Act relative to these funds.
Related Party Debt
One of our subsidiaries has notes payable to related parties totaling $0.2 million and $0.7 million as of December 31, 2022 and 2021, respectively. The notes bear interest at rates of 3.50% per annum. The notes are payable in eight quarterly installments starting from October 1, 2022, or upon a liquidity event, as defined in the note agreement. The accrued interest payable was zero and $39 thousand as of December 31, 2022 and 2021, respectively, and is included in accrued expenses in the consolidated balance sheets. Interest expense was $42 thousand and $28 thousand for the year ended December 31, 2022 and 2021, respectively. Payments of $0.4 million and zero were made during the years ended December 31, 2022 and 2021, respectively.
Seller Notes
As part of the purchase price consideration for several of UpHealth Holdings’ merger entities, we entered into seller notes payable to their former shareholders, which accrue interest at specific rates, per the respective merger agreements. On June 9, 2021, in connection with the closing of the Business Combination, we paid $88.1 million of the seller notes. In August 2021, we paid an additional $11.1 million of the seller notes and deferred the maturity date to September 2022. In August 2022, we paid the remaining $18.7 million of seller notes plus accrued interest of $1.9 million. As of December 31, 2022 and 2021, the seller notes totaled zero and $18.7 million, respectively.
The accrued interest payable was zero and $0.7 million as of December 31, 2022 and 2021, respectively, and is included in accrued expenses in the consolidated balance sheets. Interest expense was $1.2 million and $1.6 million for the years ended December 31, 2022 and December 31, 2021, respectively.
Senior Debt Facility Fees
In March 2020, we agreed to pay a financial consulting firm, an affiliate of a related party, compensation related to finding and executing a senior financing facility, to be funded at the completion of the Business Combinations (see Note 1,
Organization and Business
, for further information). On June 9, 2021, in connection with the Business Combinations we paid the financial consulting firm total cash consideration of $0.5 million, for consummation of the senior financing.
Membership Redemptions and Due to Member
In November 2020, one of our subsidiaries entered into a redemption agreement with a member for $0.1 million. Consideration for the redemption agreement is in the form of a note payable that is non-interest
bearing, nonsecured, and payable upon demand. The note was repaid in full during the three months ended March 31, 2021.

Contractual Maturities
As of December 31, 2022, long-term debt contractual maturities, excluding unamortized original issue discount, were as follows:

(In thousands)
2023	$—
2024	—
2025	67,500
2026	115,000
2027	—

Total	$182,500